CONVERTIBLE NOTE RECEIVABLE (Q2)	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE [Abstract]
CONVERTIBLE NOTE RECEIVABLE
NOTE 6 – CONVERTIBLE NOTE RECEIVABLE
In April 2022, the Company purchased $250,000 in aggregate principal amount of convertible promissory note due April 1, 2026 (the “Convertible Note Receivable”).
The Convertible Note Receivable accrues interest at the rate of 5% per annum on the principal amount of the Convertible Note Receivable. The issuer may not prepay the note prior to its maturity date without the consent of the Company. The Convertible Note Receivable is convertible, and the conversion price is based on the occurrence of certain actions by the issuer.